Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 51,750	$ 53,647	$ 52,546
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,852	25,329	26,026
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,701	9,116	8,508
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,465	6,551	6,612
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,733	$ 12,651	$ 11,399